Variable Interest Entity (VIE) (Summary of the bareboat charter rates per day based on Base LIBOR Interest Rate for the next five years) (Details) - West Linus $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Variable Interest Entity [Line Items]
Effective from	June 30, 2013
Sale value (in US$ millions)	$ 600
First repurchase option (in US$ millions)	$ 370
Month of first repurchase option	On the 5th anniversary*	[1]
Last repurchase option (in US$ millions)	$ 170
Month of last repurchase option	On the 15th anniversary*	[1]

[1]	Anniversaries of the drilling contract commencement date